ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Institutions		$ 12	$ 19
Prepaid expenses		2	2
Accounts Receivable and Prepaid Expenses Net Current	$ 112	$ 14	$ 21